                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4260

                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

    50606 Ameriprise Financial Center, Minneapolis, Minnesota      55474
              (Address of principal executive offices)          (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 02/28

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (95.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (32.7%)
Federal Home Loan Bank
 04-09-09                             2.32%             $225,000             $225,459
Federal Home Loan Mtge Corp
 08-18-10                             1.63             6,315,000            6,298,006
 01-07-11                             1.50             9,070,000(j)         9,061,928
 03-15-11                             5.63             2,612,000            2,819,625
 03-23-12                             2.13             7,420,000            7,413,975
 06-13-18                             4.88             5,405,000(j)         5,907,377
Federal Natl Mtge Assn
 04-28-10                             3.00             3,000,000            3,009,015
 03-02-11                             2.00            12,270,000(g)        12,270,307
 03-23-11                             1.75             3,710,000            3,714,934
 04-09-13                             3.25            18,880,000(j)        19,524,487
 05-07-13                             4.09             7,300,000            7,341,172
 01-02-14                             5.13            16,915,000(j)        17,301,474
 02-05-14                             2.75            12,715,000(j)        12,701,057
 11-15-30                             6.63             1,945,000(j)         2,533,878
U.S. Treasury
 06-30-10                             2.88             5,730,000            5,885,111
 10-31-10                             1.50            18,575,000(j)        18,743,327
 02-28-11                             0.88            25,595,000(g)        25,523,077
 01-15-12                             1.13            17,000,000(j)        16,877,804
 08-15-18                             4.00            15,745,000(j)        16,988,603
 02-15-19                             2.75             9,645,000(j)         9,403,875
U.S. Treasury Inflation-Indexed Bond
 01-15-14                             2.00            17,084,843(j,k)      16,992,999
 01-15-15                             1.63            22,036,200(j,k)      21,153,752
                                                                      ---------------
Total                                                                     241,691,242
-------------------------------------------------------------------------------------


FDIC-INSURED DEBT (3.4%)(n)
Bank of America
 FDIC Govt Guaranty
 04-30-12                             2.10             6,455,000(j)         6,409,899
Goldman Sachs Group
 FDIC Govt Guaranty
 07-15-11                             1.63             7,750,000            7,711,506
JPMorgan Chase & Co
 FDIC Govt Guaranty
 02-23-11                             1.65             2,655,000            2,661,369
Morgan Stanley
 FDIC Govt Guaranty
 02-10-12                             1.51             8,300,000            8,332,710
                                                                      ---------------
Total                                                                      25,115,484
-------------------------------------------------------------------------------------


ASSET-BACKED (3.3%)
Asset Backed Securities Corp Home Equity
 Series 2005-HE2 Cl M1
 02-25-35                             0.92             3,204,776(i)         2,545,484
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             0.58             2,369,792(d,i)       2,333,895
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2005-FFH3 Cl 2A3
 09-25-35                             0.88             1,402,000(i)         1,258,479
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2006-FF18 Cl A2A
 12-25-37                             0.54             2,301,127(i)         2,112,253
GSAMP Trust
 Series 2006-HE8 Cl A2A
 01-25-37                             0.54             5,423,072(i)         4,611,568
JP Morgan Mtge Acquisition Corp
 Series 2006-HE2 Cl A3
 07-25-36                             0.49             4,289,747(i)         3,616,978
NovaStar Home Equity Loan
 Series 2006-4 Cl A2A (MGIC)
 09-25-36                             0.51             2,235,637(i,m)       2,071,832
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             0.65             4,050,000(i)         1,972,606
Structured Asset Investment Loan Trust
 Series 2005-9 Cl A5
 11-25-35                             0.70             4,575,197(i)         3,911,794
                                                                      ---------------
Total                                                                      24,434,889
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (2.2%)(f)
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65             5,640,740            5,956,049
Federal Natl Mtge Assn #381990
 10-01-09                             7.11             4,042,942            4,067,296
GE Capital Commercial Mtge
 Series 2001-3 Cl A1
 06-10-38                             5.56             6,105,755            6,071,161
                                                                      ---------------
Total                                                                      16,094,506
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (53.7%)(f,l)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.17             1,684,945(e)           919,267
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                             0.64             3,222,195(e)           641,993
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                             0.66             4,168,407(e)         1,708,127
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50             1,361,549              842,038
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                             0.65             3,064,455(i)         1,943,996
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                             0.82             5,430,992(i)         1,216,977
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             0.97             3,681,174(i)           397,569
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00             4,022,385(d)         2,941,683
Federal Home Loan Mtge Corp
 03-01-39                             5.00            12,500,000(g)        12,691,400
 03-01-39                             5.50             4,000,000(g)         4,096,248
Federal Home Loan Mtge Corp #1G0847
 07-01-35                             4.71             6,805,303(e)         6,900,341
Federal Home Loan Mtge Corp #1G2264
 10-01-37                             6.02             5,763,456(e)         5,986,724
Federal Home Loan Mtge Corp #1G2598
 01-01-37                             6.10             2,145,579(e)         2,225,720
Federal Home Loan Mtge Corp #1J0614
 09-01-37                             5.68             3,060,352(e)         3,158,467
Federal Home Loan Mtge Corp #A18107
 01-01-34                             5.50             2,871,463            2,949,659
Federal Home Loan Mtge Corp #C00351
 07-01-24                             8.00               222,773              236,445
Federal Home Loan Mtge Corp #C00385
 01-01-25                             9.00               369,124              410,828
Federal Home Loan Mtge Corp #C80329
 08-01-25                             8.00                63,975               68,006


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E00398
 10-01-10                             7.00%             $162,061             $166,516
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50             2,709,209            2,853,959
Federal Home Loan Mtge Corp #E90650
 07-01-12                             5.50                94,781               98,439
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00             2,341,171            2,424,819
Federal Home Loan Mtge Corp #G00363
 06-01-25                             8.00               277,854              295,361
Federal Home Loan Mtge Corp #G00501
 05-01-26                             9.00               480,465              535,030
Federal Home Loan Mtge Corp #G04710
 09-01-38                             6.00             1,926,127            1,996,099
Federal Home Loan Mtge Corp #G10669
 03-01-12                             7.50               931,415              978,947
Federal Home Loan Mtge Corp #G11243
 04-01-17                             6.50            10,674,762           11,217,654
Federal Home Loan Mtge Corp #G12100
 11-01-13                             5.00             2,449,915            2,503,970
Federal Home Loan Mtge Corp #M30074
 09-01-09                             6.50                12,276               12,330
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 11 Cl B
 01-01-20                            23.38                 6,535(b)             1,348
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2471 Cl SI
 03-15-32                            71.75             1,232,065(b)           125,847
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
 03-15-25                            78.62             1,613,041(b)             4,695
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
 06-15-16                             7.00             5,080,834            5,355,407
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 3346 Cl FA
 02-15-19                             0.69             8,289,662(i)         8,045,953
Federal Natl Mtge Assn
 03-01-39                             4.50            20,000,000(g)        20,037,499
 03-01-39                             6.00             2,000,000(g)         2,065,624
Federal Natl Mtge Assn #125032
 11-01-21                             8.00               107,372              114,183
Federal Natl Mtge Assn #190129
 11-01-23                             6.00               853,911              887,977
Federal Natl Mtge Assn #190353
 08-01-34                             5.00             6,249,391            6,376,192
Federal Natl Mtge Assn #190785
 05-01-09                             7.50                12,965               13,087
Federal Natl Mtge Assn #190988
 06-01-24                             9.00               185,586              202,123
Federal Natl Mtge Assn #254384
 06-01-17                             7.00               272,111(h)           287,349
Federal Natl Mtge Assn #254454
 08-01-17                             7.00               472,233              498,678
Federal Natl Mtge Assn #254723
 05-01-23                             5.50             7,921,559            8,150,414
Federal Natl Mtge Assn #254748
 04-01-13                             5.50             4,095,813            4,252,445
Federal Natl Mtge Assn #254757
 05-01-13                             5.00             5,488,913            5,594,430
Federal Natl Mtge Assn #254774
 05-01-13                             5.50             1,252,680            1,287,520
Federal Natl Mtge Assn #255501
 09-01-14                             6.00               530,285              555,529
Federal Natl Mtge Assn #303885
 05-01-26                             7.50               420,267              450,029
Federal Natl Mtge Assn #313007
 07-01-11                             7.50               105,902              109,625
Federal Natl Mtge Assn #336512
 02-01-26                             6.00                61,533               64,105
Federal Natl Mtge Assn #357485
 02-01-34                             5.50            11,852,017           12,189,588
Federal Natl Mtge Assn #407327
 01-01-14                             5.50               335,484              350,825
Federal Natl Mtge Assn #456374
 12-01-13                             5.50               533,589              557,989
Federal Natl Mtge Assn #508402
 08-01-14                             6.50               232,304(h)           243,901
Federal Natl Mtge Assn #545818
 07-01-17                             6.00            10,970,812           11,466,623
Federal Natl Mtge Assn #545864
 08-01-17                             5.50             9,258,363            9,677,007
Federal Natl Mtge Assn #545910
 08-01-17                             6.00             1,714,581            1,792,044
Federal Natl Mtge Assn #555063
 11-01-17                             5.50             6,680,132            6,976,650
Federal Natl Mtge Assn #555367
 03-01-33                             6.00             8,594,653            8,928,079
Federal Natl Mtge Assn #579485
 04-01-31                             6.50             2,138,066(h)         2,267,844
Federal Natl Mtge Assn #593829
 12-01-28                             7.00             1,443,530            1,544,229
Federal Natl Mtge Assn #601416
 11-01-31                             6.50               753,702              799,421
Federal Natl Mtge Assn #630993
 09-01-31                             7.50             2,081,278            2,229,619
Federal Natl Mtge Assn #648040
 06-01-32                             6.50             2,053,825            2,164,677
Federal Natl Mtge Assn #648349
 06-01-17                             6.00             5,933,731            6,200,887
Federal Natl Mtge Assn #651284
 07-01-17                             6.00             1,156,589            1,209,209
Federal Natl Mtge Assn #662866
 11-01-17                             6.00             1,036,561            1,087,804
Federal Natl Mtge Assn #665752
 09-01-32                             6.50             1,131,327            1,192,388
Federal Natl Mtge Assn #670782
 11-01-12                             5.00               208,204              211,936
Federal Natl Mtge Assn #670830
 12-01-12                             5.00               262,133              269,135
Federal Natl Mtge Assn #671415
 01-01-10                             5.00               218,761              220,275
Federal Natl Mtge Assn #678940
 02-01-18                             5.50             1,786,324            1,863,981
Federal Natl Mtge Assn #686227
 02-01-18                             5.50             2,438,827            2,545,215
Federal Natl Mtge Assn #696837
 04-01-18                             5.50             2,614,791            2,727,521
Federal Natl Mtge Assn #704610
 06-01-33                             5.50             9,648,705(h)         9,923,521
Federal Natl Mtge Assn #712602
 06-01-13                             5.00               663,495              676,258
Federal Natl Mtge Assn #722325
 07-01-33                             4.96             4,453,275(e)         4,515,823
Federal Natl Mtge Assn #725232
 03-01-34                             5.00             9,225,768(h)         9,421,609
Federal Natl Mtge Assn #725425
 04-01-34                             5.50             8,505,266            8,736,965
Federal Natl Mtge Assn #725431
 08-01-15                             5.50             5,990,679            6,264,628
Federal Natl Mtge Assn #725773
 09-01-34                             5.50             7,205,334            7,403,802
Federal Natl Mtge Assn #730632
 08-01-33                             4.03             1,444,484(e)         1,465,403
Federal Natl Mtge Assn #735212
 12-01-34                             5.00             5,562,042            5,674,897
Federal Natl Mtge Assn #735578
 06-01-35                             5.00             4,238,119            4,321,463
Federal Natl Mtge Assn #739243
 09-01-33                             6.00             2,664,268            2,779,198
Federal Natl Mtge Assn #739331
 09-01-33                             6.00             1,387,479            1,440,438
Federal Natl Mtge Assn #743524
 11-01-33                             5.00             2,780,131            2,839,147
Federal Natl Mtge Assn #745275
 02-01-36                             5.00               973,910              993,062
Federal Natl Mtge Assn #753508
 11-01-33                             5.00             2,785,314            2,844,440
Federal Natl Mtge Assn #791447
 10-01-34                             6.00             4,314,896(h)         4,474,201
Federal Natl Mtge Assn #797046
 07-01-34                             5.50             2,680,790            2,754,632
Federal Natl Mtge Assn #799769
 11-01-34                             5.05             3,390,587(e)         3,470,469
Federal Natl Mtge Assn #801344
 10-01-34                             5.06             3,558,785(e)         3,632,843
Federal Natl Mtge Assn #815463
 02-01-35                             5.50             1,744,058            1,792,097
Federal Natl Mtge Assn #832641
 09-01-35                             6.00             5,997,176            6,209,218
Federal Natl Mtge Assn #849082
 01-01-36                             5.83             2,545,876(e)         2,650,058
Federal Natl Mtge Assn #849170
 01-01-36                             5.93             2,926,036(e)         3,047,792
Federal Natl Mtge Assn #878661
 02-01-36                             5.50             7,150,276            7,281,215
Federal Natl Mtge Assn #883267
 07-01-36                             6.50             4,154,909            4,389,842
Federal Natl Mtge Assn #887403
 07-01-36                             7.00             2,508,039            2,661,683
Federal Natl Mtge Assn #888989
 06-01-37                             6.04             5,583,752(e)         5,789,308


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #902818
 11-01-36                             5.91%           $2,013,277(e)        $2,077,380
Federal Natl Mtge Assn #919341
 05-01-37                             6.50             3,222,910            3,375,026
Federal Natl Mtge Assn #928771
 10-01-37                             8.00             5,648,835(h)         5,979,563
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 163 Cl 2
 07-25-22                            35.28               476,518(b)            64,982
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-18 Cl SE
 02-25-32                            55.60             2,595,408(b)           303,793
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
 03-25-23                            20.86             1,472,562(b)           136,415
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                            25.56             3,446,818(b)           429,048
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                            33.07             1,808,363(b)           159,874
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
 11-25-13                            59.80               570,313(b)               742
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 36 Cl 2
 08-01-18                            18.48                 3,925(b)               636
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 70 Cl 2
 01-15-20                            27.28               174,273(b)            33,727
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series G-15 Cl A
 06-25-21                             2.49                22,739(c)            21,527
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00             1,671,666            1,766,687
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
 07-25-23                             5.50               439,307              438,790
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
 06-25-33                             5.92               104,099(e)           103,970
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
 04-25-34                             5.50             2,971,748            3,089,219
Govt Natl Mtge Assn
 03-01-39                             5.50             5,000,000(g)         5,125,025
 03-01-39                             6.00             8,000,000(g)         8,267,504
Govt Natl Mtge Assn #615740
 08-15-13                             6.00               580,520              611,239
Govt Natl Mtge Assn #781507
 09-15-14                             6.00             2,782,274            2,889,789
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-62 Cl IC
 03-20-29                            20.00               730,399(b)             1,975
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
 01-16-30                             5.08             8,492,848            8,649,597
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
 06-19-34                             1.16               330,581(e)           142,530
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                             0.59             1,771,794(i)         1,631,407
Morgan Stanley Mtge Loan Trust
 Series 2006-13AX Cl A1
 10-25-36                             0.56             2,299,888(i)         1,373,659
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2002-QS14 Cl A12
 09-25-32                             5.50             6,071,360            5,151,913
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00             5,208,913            3,884,099
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50             2,817,864            2,202,777
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50             3,764,272            2,726,745
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11             3,316,204(e)         2,042,604
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                             6.00             3,031,941            2,119,990
                                                                      ---------------
Total                                                                     397,871,762
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $720,824,859)                                                     $705,207,883
-------------------------------------------------------------------------------------



SHORT-TERM SECURITIES (15.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
 03-02-09                             0.12%          $47,400,000          $47,399,526
 03-04-09                             0.12            20,000,000           19,999,667
 03-12-09                             0.11            35,000,000           34,998,656
 03-13-09                             0.11            15,000,000           14,999,370
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $117,398,526)                                                     $117,397,219
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.29%              12,350,208(o)        $12,350,208
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $12,350,208)                                                       $12,350,208
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (12.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     90,353,095           $90,353,095
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $90,353,095)                                                       $90,353,095
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $940,926,688)(p)                                                  $925,308,405
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT FEB. 28, 2009



                                                 NUMBER OF                                           UNREALIZED
                                                 CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                           LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                              13            $1,603,469       June 2009           $(37,079)
U.S. Treasury Note, 2-year                          633           137,113,738       July 2009           (198,844)
U.S. Treasury Note, 5-year                         (878)         (103,213,018)     April 2009           (788,771)
U.S. Treasury Note, 5-year                          (48)           (5,596,125)      July 2009              6,152
U.S. Treasury Note, 10-year                        (514)          (62,555,409)     March 2009           (498,012)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                $(1,516,554)
-----------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2008.

(b) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2009.

(c) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2009.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $5,275,578 or 0.7% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Feb. 28, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $90,158,485.

(h) At Feb. 28, 2009, investments in securities included securities valued at $2,478,279 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(j)  At Feb. 28, 2009, security was partially or fully on loan.

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2009:

                                           PRINCIPAL    SETTLEMENT     PROCEEDS
     SECURITY                               AMOUNT         DATE       RECEIVABLE       VALUE
     -----------------------------------------------------------------------------------------
     Federal Natl Mtge Assn
     03-01-24 5.50%                       $5,525,000     03-17-09     $5,706,289    $5,727,005
     03-01-39 5.00                        10,000,000     03-12-09     10,198,438    10,171,880


(m) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     MGIC  --   Mortgage Guaranty Insurance Corporation


(n) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2009.

(p) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $940,927,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $12,665,000
     Unrealized depreciation                                                      (28,283,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(15,618,000)
     ----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
4 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                  FAIR VALUE AT FEB. 28, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                        $179,319,000      $732,099,424     $13,889,981    $925,308,405
Other financial instruments*                       (1,516,554)               --              --      (1,516,554)

---------------------------------------------------------------------------------------------------------------
Total                                            $177,802,446      $732,099,424     $13,889,981    $923,791,851
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of May 31, 2008                                                      $16,535,423
  Accrued discounts/premiums                                                         91,571
  Realized gain (loss)                                                               72,505
  Change in unrealized appreciation (depreciation)                               (4,671,213)
  Net purchases (sales)                                                          (4,193,114)
  Transfers in and/or out of Level 3                                              6,054,809

--------------------------------------------------------------------------------------------
Balance as of Feb. 28, 2009                                                     $13,889,981
--------------------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (115.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (4.6%)
Asset Backed Securities Corp Home Equity
 Series 2005-HE2 Cl M1
 02-25-35                             0.92%          $1,469,917(i)         $1,167,523
First Franklin Mtge Loan Asset Backed Ctfs
 Series 2005-FF2 Cl A2C
 03-25-35                             0.78              933,619(i)            851,750
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2005-FFH3 Cl 2A3
 09-25-35                             0.88              650,000(i)            583,460
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2006-FF18 Cl A2A
 12-25-37                             0.54            1,044,794(i)            959,039
GSAMP Trust
 Series 2006-HE8 Cl A2A
 01-25-37                             0.54            2,356,401(i)          2,003,790
JP Morgan Mtge Acquisition Corp
 Series 2006-HE2 Cl A3
 07-25-36                             0.49            1,978,076(i)          1,667,851
Long Beach Mtge Loan Trust
 Series 2006-4 Cl 2A2
 05-25-36                             0.57            1,198,943(i)          1,116,876
MASTR Asset Backed Securities Trust
 Series 2005-FRE1 Cl A4
 10-25-35                             0.72              690,358(i)            592,771
NovaStar Home Equity Loan
 Series 2006-4 Cl A2A (MGIC)
 09-25-36                             0.51            1,490,425(i,k)        1,381,222
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31              195,000(l)             17,276
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66              130,000(l)              9,145
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01              190,000(l)             11,621
Residential Asset Mtge Products
 Series 2006-EFC1 Cl A2
 02-25-36                             0.67              604,204(i)            480,162
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             0.65            1,700,000(i)            828,007
Structured Asset Investment Loan Trust
 Series 2005-9 Cl A5
 11-25-35                             0.70            2,121,634(i)          1,813,997
Structured Asset Securities Corp
 Series 2007-BC1 Cl A2
 02-25-37                             0.52            2,239,593(i)          1,925,603
                                                                      ---------------
Total                                                                      15,410,093
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (2.5%)(f)
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                             5.21            3,000,000             2,414,883
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65            1,896,249             2,002,246
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             1.29            1,000,000(d,i)          616,028
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A6
 08-15-29                             5.02            2,000,000             1,570,444
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                             5.08            2,000,000(d)          1,689,986
                                                                      ---------------
Total                                                                       8,293,587
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (108.8%)(f,m)
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                             0.64            1,189,401(g)            236,977
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                             0.66            1,748,042(g)            716,311
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                             6.00              495,406               345,718
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00            2,392,599             1,278,171
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                             7.25               60,362(d,h)            6,640
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                             6.00              955,684               500,988
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                             6.50              504,304               451,667
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                             7.73            1,697,959(j)            230,133
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                             5.50            4,478,763             3,501,134
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
 11-25-35                             6.00              884,357               450,331
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50              336,063               207,835
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00            1,351,219               692,923
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                             6.00              895,212               459,077
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50              880,712               471,697
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                             0.82            1,197,709(i)            268,383
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             0.97            1,785,480(i)            192,833


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00%            $421,156(d)           $308,003
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.32              385,864(g)            165,960
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                             0.00            2,019,893(b,e,j)             --
Federal Home Loan Mtg Corp #G05058
 12-01-38                             6.00            3,948,119             4,091,545
Federal Home Loan Mtge Corp
 03-01-39                             4.50            3,000,000(c)          3,002,814
 03-01-39                             5.00           18,000,000(c)         18,275,617
 03-01-39                             5.50            2,500,000(c)          2,560,155
 03-01-39                             6.00            8,400,000(c)          8,695,313
Federal Home Loan Mtge Corp #1B7116
 08-01-36                             5.90            3,791,544(g)          3,932,880
Federal Home Loan Mtge Corp #1J0149
 11-01-36                             6.09            1,865,765(g)          1,935,229
Federal Home Loan Mtge Corp #1J1621
 05-01-37                             5.87            2,698,372(g)          2,805,745
Federal Home Loan Mtge Corp #555140
 03-01-10                             8.00                  918                   927
Federal Home Loan Mtge Corp #555300
 10-01-17                             8.00              165,079               173,949
Federal Home Loan Mtge Corp #A10892
 07-01-33                             6.00              514,999               536,482
Federal Home Loan Mtge Corp #A15111
 10-01-33                             6.00              759,278               790,344
Federal Home Loan Mtge Corp #A21059
 04-01-34                             6.50              439,380               461,721
Federal Home Loan Mtge Corp #A25174
 08-01-34                             6.50              302,059               317,418
Federal Home Loan Mtge Corp #A83607
 12-01-38                             5.50            6,351,204             6,510,903
Federal Home Loan Mtge Corp #C53098
 06-01-31                             8.00              234,371               250,142
Federal Home Loan Mtge Corp #C53878
 12-01-30                             5.50              817,682               841,811
Federal Home Loan Mtge Corp #C68876
 07-01-32                             7.00              129,558               138,357
Federal Home Loan Mtge Corp #C69665
 08-01-32                             6.50            2,233,969             2,354,543
Federal Home Loan Mtge Corp #C79930
 06-01-33                             5.50            1,252,496             1,287,778
Federal Home Loan Mtge Corp #D95232
 03-01-22                             6.50              223,700               235,758
Federal Home Loan Mtge Corp #D95371
 04-01-22                             6.50              262,316               277,178
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50              536,438               565,099
Federal Home Loan Mtge Corp #E88036
 02-01-17                             6.50              866,761               910,178
Federal Home Loan Mtge Corp #E88468
 12-01-16                             6.50              211,540               222,502
Federal Home Loan Mtge Corp #E89232
 04-01-17                             7.00              399,627               422,356
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00            1,186,855             1,229,260
Federal Home Loan Mtge Corp #E93685
 01-01-18                             5.50              960,587             1,002,112
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00              312,684               324,348
Federal Home Loan Mtge Corp #G01169
 01-01-30                             5.50            1,327,984             1,367,646
Federal Home Loan Mtge Corp #G01535
 04-01-33                             6.00            1,789,842             1,875,005
Federal Home Loan Mtge Corp #G02757
 06-01-36                             5.00            7,741,549             7,878,322
Federal Home Loan Mtge Corp #G03419
 07-01-37                             6.00            4,174,718             4,326,610
Federal Home Loan Mtge Corp #G12101
 11-01-18                             5.00              639,759               661,817
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2471 Cl SI
 03-15-32                            71.75              236,924(j)             24,200
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
 03-15-22                            17.35              938,804(j)             98,653
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            84.62              322,070(j)             10,537
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                            77.27              797,866(j)             54,729
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2824 Cl EI
 09-15-20                            34.68            2,039,077(j)             96,690
Federal Natl Mtge Assn
 03-01-24                             4.50            7,150,000(c)          7,275,125
 03-01-24                             5.50            1,775,000(c)          1,839,898
 03-01-39                             4.50           23,000,000(c)         23,043,126
 03-01-39                             5.50              500,000(c)            512,188
Federal Natl Mtge Assn #190353
 08-01-34                             5.00            1,468,607             1,498,405
Federal Natl Mtge Assn #252409
 03-01-29                             6.50            1,171,523             1,235,746
Federal Natl Mtge Assn #254759
 06-01-18                             4.50            1,671,531             1,710,881
Federal Natl Mtge Assn #254793
 07-01-33                             5.00            2,004,851             2,047,410
Federal Natl Mtge Assn #254916
 09-01-23                             5.50            1,584,944             1,630,734
Federal Natl Mtge Assn #256135
 02-01-36                             5.50            6,669,844             6,799,620
Federal Natl Mtge Assn #313470
 08-01-10                             7.50               67,089                68,201
Federal Natl Mtge Assn #323362
 11-01-28                             6.00            2,293,400             2,390,972
Federal Natl Mtge Assn #323715
 05-01-29                             6.00              426,553(n)            444,700
 05-01-29                             6.00                   29(c,n)               30
Federal Natl Mtge Assn #344909
 04-01-25                             8.00              548,808               586,124
Federal Natl Mtge Assn #357514
 03-01-34                             5.50            2,075,003(n)          2,134,103
Federal Natl Mtge Assn #483691
 12-01-28                             7.00            1,087,504             1,171,463
Federal Natl Mtge Assn #487757
 09-01-28                             7.50              709,588               759,952
Federal Natl Mtge Assn #514704
 01-01-29                             6.00              720,165               750,805
Federal Natl Mtge Assn #545008
 06-01-31                             7.00            1,269,209(n)          1,360,657
Federal Natl Mtge Assn #545339
 11-01-31                             6.50              202,499               214,714
Federal Natl Mtge Assn #545818
 07-01-17                             6.00            1,971,426             2,060,522
Federal Natl Mtge Assn #545864
 08-01-17                             5.50            1,142,534(n)          1,194,197
Federal Natl Mtge Assn #555458
 05-01-33                             5.50            1,486,347             1,524,903
Federal Natl Mtge Assn #555528
 04-01-33                             6.00            1,824,367             1,895,143
Federal Natl Mtge Assn #555734
 07-01-23                             5.00              641,166               655,402
Federal Natl Mtge Assn #581418
 06-01-31                             7.00              792,060               847,844
Federal Natl Mtge Assn #583088
 06-01-29                             6.00            2,429,297             2,544,977
Federal Natl Mtge Assn #592270
 01-01-32                             6.50              629,543               667,657
Federal Natl Mtge Assn #596505
 08-01-16                             6.50              128,890               136,575
Federal Natl Mtge Assn #601416
 11-01-31                             6.50              280,246               297,246
Federal Natl Mtge Assn #624979
 01-01-32                             6.00              609,630               636,211
Federal Natl Mtge Assn #626670
 03-01-32                             7.00              481,781               518,557
Federal Natl Mtge Assn #627426
 03-01-17                             6.50              391,876(n)            414,965
Federal Natl Mtge Assn #630992
 09-01-31                             7.00            1,544,918(n)          1,662,604
Federal Natl Mtge Assn #630993
 09-01-31                             7.50            1,615,799             1,730,963
Federal Natl Mtge Assn #631388
 05-01-32                             6.50            1,396,914             1,484,992
Federal Natl Mtge Assn #632856
 03-01-17                             6.00              398,386               415,759
Federal Natl Mtge Assn #633674
 06-01-32                             6.50              807,636               854,021
Federal Natl Mtge Assn #635231
 04-01-32                             7.00               73,339                78,729
Federal Natl Mtge Assn #635908
 04-01-32                             6.50            1,001,916             1,063,713


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #636812
 04-01-32                             7.00%            $104,917              $112,477
Federal Natl Mtge Assn #640200
 10-01-31                             9.50              101,189               114,893
Federal Natl Mtge Assn #640207
 03-01-17                             7.00               36,049                37,239
Federal Natl Mtge Assn #640208
 04-01-17                             7.50               43,168                44,331
Federal Natl Mtge Assn #644805
 05-01-32                             7.00              839,604               900,102
Federal Natl Mtge Assn #645053
 05-01-32                             7.00              511,946               547,149
Federal Natl Mtge Assn #646189
 05-01-32                             6.50              342,882(n)            361,388
Federal Natl Mtge Assn #654071
 09-01-22                             6.50              481,055               506,346
Federal Natl Mtge Assn #654685
 11-01-22                             6.00              485,472               503,522
Federal Natl Mtge Assn #655635
 08-01-32                             6.50              666,859(n)            707,699
Federal Natl Mtge Assn #656514
 09-01-17                             6.50              917,207               970,691
Federal Natl Mtge Assn #660186
 11-01-32                             6.00            2,019,152             2,107,185
Federal Natl Mtge Assn #665752
 09-01-32                             6.50            1,059,302             1,116,476
Federal Natl Mtge Assn #667302
 01-01-33                             7.00              493,126(n)            528,638
Federal Natl Mtge Assn #670382
 09-01-32                             6.00              995,581             1,034,204
Federal Natl Mtge Assn #676683
 12-01-32                             6.00            1,150,925             1,195,574
Federal Natl Mtge Assn #677089
 01-01-33                             5.50              546,173(n)            562,070
Federal Natl Mtge Assn #677294
 01-01-33                             6.00            1,215,380(n)          1,262,530
Federal Natl Mtge Assn #681080
 02-01-18                             5.00              693,759(n)            717,463
Federal Natl Mtge Assn #682229
 03-01-33                             5.50            4,019,166             4,136,152
Federal Natl Mtge Assn #684585
 02-01-33                             5.50            1,331,702(n)          1,380,371
Federal Natl Mtge Assn #684843
 02-01-18                             5.50            1,302,381             1,358,946
Federal Natl Mtge Assn #684853
 03-01-33                             6.50              211,925               223,605
Federal Natl Mtge Assn #688002
 03-01-33                             5.50            1,264,099             1,308,391
Federal Natl Mtge Assn #689026
 05-01-33                             5.50              355,534               367,682
Federal Natl Mtge Assn #689093
 07-01-28                             5.50              896,477               928,174
Federal Natl Mtge Assn #694628
 04-01-33                             5.50            1,865,468             1,933,152
Federal Natl Mtge Assn #694795
 04-01-33                             5.50            2,236,702             2,316,329
Federal Natl Mtge Assn #695460
 04-01-18                             5.50            1,672,768             1,745,269
Federal Natl Mtge Assn #697145
 03-01-23                             5.50            1,111,259             1,150,764
Federal Natl Mtge Assn #699424
 04-01-33                             5.50            1,441,624             1,492,768
Federal Natl Mtge Assn #701101
 04-01-33                             6.00            1,831,124             1,901,018
Federal Natl Mtge Assn #704610
 06-01-33                             5.50            1,863,257             1,916,326
Federal Natl Mtge Assn #705655
 05-01-33                             5.00              658,509(n)            672,488
Federal Natl Mtge Assn #708503
 05-01-33                             6.00              265,058               276,352
Federal Natl Mtge Assn #708504
 05-01-33                             6.00              561,481(n)            585,880
Federal Natl Mtge Assn #710780
 05-01-33                             6.00              213,247               221,387
Federal Natl Mtge Assn #711206
 05-01-33                             5.50            1,047,035             1,076,857
Federal Natl Mtge Assn #711239
 07-01-33                             5.50              527,040               542,052
Federal Natl Mtge Assn #711501
 05-01-33                             5.50              680,165               705,963
Federal Natl Mtge Assn #723771
 08-01-28                             5.50              702,684               727,529
Federal Natl Mtge Assn #725017
 12-01-33                             5.50            2,588,307(n)          2,674,886
Federal Natl Mtge Assn #725232
 03-01-34                             5.00            1,548,611             1,581,485
Federal Natl Mtge Assn #725424
 04-01-34                             5.50            8,502,408(n)          8,744,576
Federal Natl Mtge Assn #725425
 04-01-34                             5.50            2,443,549             2,510,116
Federal Natl Mtge Assn #725684
 05-01-18                             6.00              611,434               639,832
Federal Natl Mtge Assn #725773
 09-01-34                             5.50            1,689,527             1,736,064
Federal Natl Mtge Assn #726940
 08-01-23                             5.50            1,155,076             1,198,308
Federal Natl Mtge Assn #730153
 08-01-33                             5.50              670,537               689,635
Federal Natl Mtge Assn #733367
 08-01-23                             5.50              873,771               906,613
Federal Natl Mtge Assn #735212
 12-01-34                             5.00            8,263,605(n)          8,431,276
Federal Natl Mtge Assn #735841
 11-01-19                             4.50            5,287,821             5,402,391
Federal Natl Mtge Assn #743524
 11-01-33                             5.00            1,691,247             1,727,148
Federal Natl Mtge Assn #743579
 11-01-33                             5.50            1,410,948             1,451,135
Federal Natl Mtge Assn #745275
 02-01-36                             5.00            3,350,251             3,416,134
Federal Natl Mtge Assn #745355
 03-01-36                             5.00            3,492,280             3,560,956
Federal Natl Mtge Assn #747339
 10-01-23                             5.50            1,066,069             1,106,036
Federal Natl Mtge Assn #753507
 12-01-18                             5.00              814,612(n)            844,826
Federal Natl Mtge Assn #759342
 01-01-34                             6.50              352,884               373,276
Federal Natl Mtge Assn #770403
 04-01-34                             5.00            1,370,016             1,397,814
Federal Natl Mtge Assn #776962
 04-01-29                             5.00            1,251,194             1,285,496
Federal Natl Mtge Assn #779676
 06-01-34                             5.00            2,393,103             2,441,660
Federal Natl Mtge Assn #785506
 06-01-34                             5.00            5,216,556(n)          5,322,401
Federal Natl Mtge Assn #793622
 09-01-34                             5.50            5,643,894(n)          5,799,353
Federal Natl Mtge Assn #797232
 09-01-34                             5.50            6,133,846             6,302,801
Federal Natl Mtge Assn #826585
 08-01-35                             5.00            2,167,878             2,210,509
Federal Natl Mtge Assn #841764
 07-01-35                             5.50            3,914,977             4,019,144
Federal Natl Mtge Assn #845109
 05-01-36                             6.00            5,379,300             5,566,135
Federal Natl Mtge Assn #869867
 04-01-21                             5.50            3,633,428             3,772,899
Federal Natl Mtge Assn #878661
 02-01-36                             5.50            1,778,763             1,811,337
Federal Natl Mtge Assn #881629
 02-01-36                             5.50            1,188,288             1,210,049
Federal Natl Mtge Assn #886020
 07-01-36                             6.50              900,111               951,065
Federal Natl Mtge Assn #886291
 07-01-36                             7.00              675,669               717,249
Federal Natl Mtge Assn #888414
 11-01-35                             5.00            3,673,044             3,745,276
Federal Natl Mtge Assn #893101
 10-01-36                             6.50            2,477,603             2,594,681
Federal Natl Mtge Assn #894800
 12-01-36                             6.50            3,104,222             3,250,910
Federal Natl Mtge Assn #902818
 11-01-36                             5.91            2,662,184(g)          2,746,948
Federal Natl Mtge Assn #928046
 01-01-37                             6.00            3,302,424             3,417,125
Federal Natl Mtge Assn #928771
 10-01-37                             8.00            2,964,044             3,137,583
Federal Natl Mtge Assn #928870
 11-01-37                             8.50              222,016               233,132
Federal Natl Mtge Assn #933966
 07-01-23                             6.00            2,419,344             2,529,464
Federal Natl Mtge Assn #933985
 08-01-23                             5.50            1,935,912             2,010,114
Federal Natl Mtge Assn #941285
 06-01-37                             6.00            3,892,913             4,024,862
Federal Natl Mtge Assn #960606
 10-01-36                             5.50            3,431,860             3,526,389
Federal Natl Mtge Assn #984458
 05-01-38                             6.00            4,189,697             4,331,706
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
 12-25-33                            18.58              464,962(j)             66,710
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                            25.56            1,778,804(j)            221,419


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                            33.07%            $401,858(j)            $35,528
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            59.90              171,952(j)              9,283
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-70 Cl YJ
 08-25-35                           160.14            2,050,897(j)             59,192
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00              238,810               252,384
Govt Natl Mtge Assn
 03-01-39                             5.00            7,000,000(c)          7,137,816
 03-01-39                             6.00            3,000,000(c)          3,100,314
Govt Natl Mtge Assn #3931
 12-20-36                             6.00            3,662,584             3,788,071
Govt Natl Mtge Assn #518371
 02-15-30                             7.00              117,654               127,155
Govt Natl Mtge Assn #528344
 03-15-30                             7.00              288,361               311,646
Govt Natl Mtge Assn #556293
 12-15-31                             6.50              356,614               374,323
Govt Natl Mtge Assn #583182
 02-15-32                             6.50              553,797               581,299
Govt Natl Mtge Assn #595256
 12-15-32                             6.00              303,663               315,966
Govt Natl Mtge Assn #619613
 09-15-33                             5.00            1,161,329             1,189,857
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             0.80            4,902,377(b,e,j)             --
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                             6.72           10,031,126(j)            102,715
JPMorgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2004-S2 4A5
 11-25-34                             6.00              888,076               645,382
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                             6.50            4,692,662             2,091,167
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                             5.00              314,784               291,268
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                             5.00              437,595               391,434
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                             5.50            1,537,000             1,198,977
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2002-QS14 Cl A12
 09-25-32                             5.50            2,790,967             2,368,303
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                             5.50            1,081,805               926,803
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                             5.28              375,444(g)            252,506
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00            2,113,330             1,575,835
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50              825,003               597,612
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 2A1
 09-25-36                             6.10            1,917,405(g)          1,257,696
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11              805,090(g)            495,892
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                             6.00            1,732,538             1,211,423
                                                                      ---------------
Total                                                                     365,817,491
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $399,781,391)                                                     $389,521,171
-------------------------------------------------------------------------------------





MONEY MARKET FUND (6.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.29%              21,240,792(o)        $21,240,792
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $21,240,792)                                                       $21,240,792
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $421,022,183)(p)                                                  $410,761,963
=====================================================================================





INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT FEB. 28, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 2-year                           (76)         $(16,546,625)     April 2009         $(136,695)
U.S. Treasury Note, 2-year                            (4)             (866,438)      July 2009             1,306
U.S. Treasury Note, 5-year                           (17)           (1,998,430)     April 2009            18,298
U.S. Treasury Note, 5-year                            (9)           (1,049,273)      July 2009             1,153
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(115,938)
------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) At Feb. 28, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $75,512,575.


--------------------------------------------------------------------------------
4 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $2,620,657 or 0.8% of net assets.

(e)  Negligible market value.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(h) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Feb. 28, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     ------------------------------------------------------------------------
     Banc of America Funding
       Collateralized Mtge Obligation
       Series 2006-2 Cl N1
          7.25% 2046*                     11-14-06 thru 07-22-08      $59,858


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2009.

(k) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     MGIC  --   Mortgage Guaranty Insurance Corporation


(l)  This position is in bankruptcy.

(m) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2009:

                                                       PRINCIPAL     SETTLEMENT      PROCEEDS
     SECURITY                                            AMOUNT         DATE        RECEIVABLE       VALUE
     --------------------------------------------------------------------------------------------------------
     Federal Natl Mtge Assn
      03-01-39 5.00%                                  $18,200,000     03-12-09     $18,555,688    $18,512,822
     Federal Home Loan Mtge Corp
      03-01-39 6.50%                                    2,000,000     03-12-09       2,090,000      2,091,250


(n) At Feb. 28, 2009, investments in securities included securities valued at $2,151,542 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2009.

(p) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $421,022,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $8,582,000
     Unrealized depreciation                                                      (18,842,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(10,260,000)
     ----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
5 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                  FAIR VALUE AT FEB. 28, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $21,240,792      $382,214,450     $7,306,721     $410,761,963
Other financial instruments*                         (115,938)               --             --         (115,938)

---------------------------------------------------------------------------------------------------------------
Total                                             $21,124,854      $382,214,450     $7,306,721     $410,646,025
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of May 31, 2008                                                      $8,131,384
  Accrued discounts/premiums                                                       (88,165)
  Realized gain (loss)                                                             (76,216)
  Change in unrealized appreciation (depreciation)                              (3,669,335)
  Net purchases (sales)                                                           (808,500)
  Transfers in and/or out of Level 3                                             3,817,553

--------------------------------------------------------------------------------------------
Balance as of Feb. 28, 2009                                                     $7,306,721
--------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


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6  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB.
28, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          RiverSource Government Income Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 29, 2009